ACCOUNTING POLICIES, Capitalized Mortgage Loan Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 7.9	$ 6.9	$ 6.2